Other Assets (Tables)	9 Months Ended
Jul. 31, 2023
Other Assets
Schedule of Other Assets
Other Assets

(millions of Canadian dollars)		As at

	July 31 2023	October 31 2022
Accounts receivable and other items	$12,723	$10,769
Accrued interest	5,111	3,765
Current income tax receivable	3,679	6,031
Defined benefit asset	1,390	1,406
Insurance-related assets, excluding investments	2,126	2,008

Prepaid expenses	1,881	1,323
Total	$26,910	$25,302